Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and consolidation
Basis of presentation and consolidation – The accompanying unaudited interim condensed consolidated financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes of Private Blue Laser Fusion as of and for the year ended December 31, 2025, which were included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on September 9, 2026. The condensed consolidated balance sheet as of December 31, 2025, included herein, was derived from the audited consolidated financial statements of Private Blue Laser Fusion as of that date, but does not include all of the information and disclosures required by U.S. GAAP for complete financial statements.
These unaudited interim condensed consolidated financial statements, in the opinion of management, reflect all adjustments necessary to present fairly the Company’s financial position as of September 30, 2026 and the Company’s results of operations and comprehensive loss for the three and nine months ended September 30, 2026 and 2025, and its convertible preferred stock and stockholders’ equity activities and cash flows for the nine months ended September 30, 2026 and 2025. The results for the three and nine months ended September 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any interim period or for any other future year.
The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Blue Laser Subsidiary, Inc. and Blue Laser Fusion GK. All intercompany transactions and balances have been eliminated upon consolidation. These unaudited condensed consolidated financial statements are presented in U.S. dollars.

Basis of presentation and consolidation – The accompanying consolidated financial statements of the Company have been presented in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of the Company. All intercompany transactions and balances have been eliminated upon consolidation. These consolidated financial statements are presented in U.S. dollars.

Use of estimates
Use of estimates – The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported for assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates – The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Liquidity
Liquidity – As of December 31, 2025, the Company had cash and cash equivalents of approximately $16.5 million. The Company has historically funded its operations primarily through the issuance of preferred stock and expects to continue to fund operations through existing cash on hand and, if necessary, additional equity financings.
Management has prepared cash flow forecasts and believes that the Company’s existing cash and cash equivalents will be sufficient to meet its operating requirements and obligations for at least twelve months from the date the financial statements are available to be issued.

Certain risks and uncertainties
Certain risks and uncertainties – The Company is subject to a number of risks similar to other companies in a comparable stage of development, including the need for successful commercialization and demand for the Company’s future products and services; reliance on key personnel; competition from other companies with greater financial, technical, and research and development resources; and the risks relating to the ability to secure adequate financing.

Certain risks and uncertainties – The Company is subject to a number of risks similar to other companies in a comparable stage of development, including the need for successful commercialization and demand for the Company’s future products and services; reliance on key personnel; competition from other companies with greater financial; technical, and research and development resources; and the risks relating to the ability to secure adequate financing.

Cash and cash equivalents
Cash and cash equivalents – Cash and cash equivalents consist of cash deposits and money market accounts with original maturities of three months or less held at major depository institutions. Cash and cash equivalents are stated at cost, which approximates fair value.

Prepaid expenses		Prepaid expenses – Prepaid expenses at December 31, 2025 and 2024, consist primarily of prepaid research expenses and other miscellaneous prepaid expenses.
Fair value of financial instruments
Fair value of financial instruments – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement and Disclosures, establishes a hierarchy whereby inputs to valuation techniques used in measuring fair value are prioritized, or the fair value hierarchy. There are three levels to the fair value hierarchy based on reliability of inputs, as follows:

•	Level 1 - Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.
The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The determination requires significant judgments to be made by the Company. The Company’s money market account is classified within Level 1 of the fair value hierarchy as it is valued based on quoted prices in active markets. There were no transfers between levels during the three and nine months ended September 30, 2026 and 2025.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	Fair value measurement at reporting date using
	Level 1	Level 2	Level 3
September 30, 2026
Assets:
Money market funds	$29,722	$—	$—

Total assets	$29,722	$—	$—

December 31, 2025
Assets:
Money market funds	$15,367	$—	$—

Total assets	$15,367	$—	$—

Cash equivalents consist of money market funds, which were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy.

Fair value of financial instruments – Financial instruments include cash and cash equivalents. The Company has established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

	Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$15,366,611	—	—
Assets measured at fair value at December 31, 2024, are summarized below:

	Fair value measurement at reporting date using
December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$24,498,933	—	—

Concentrations of credit risk
Concentrations of credit risk – Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents with financial institutions, the balances of which may exceed federally insured limits. If any of the financial institutions with whom the Company does business were to be placed into receivership, the Company may be unable to access the funds it has on deposit with such institutions. If the Company is unable to access its cash and cash equivalents as needed, the Company’s financial position and ability to operate its business could be adversely affected.
The Company had $3.0 million and $0.8 million in deposits in excess of the Federal Deposit Insurance Corporation (“FDIC”) limits at September 30, 2026 and December 31, 2025, respectively. At September 30, 2026 and December 31, 2025, the Company also held $29.7 million and $15.4 million, respectively, in money market funds classified as cash and cash equivalents that were not FDIC insured.
In addition, the Company’s Japanese subsidiary, Blue Laser Fusion GK, maintains cash deposits with a financial institution in Japan. Yen-denominated deposits are insured by the Deposit Insurance Corporation of Japan (“DICJ”) up to ¥10 million (approximately $64 thousand) of principal, plus accrued interest, per depositor per financial institution; foreign currency deposits are not insured by the DICJ. As of September 30, 2026 and December 31, 2025, Blue Laser Fusion GK held cash deposits of approximately $0.1 million at each date, of which approximately $0.03 million and $0.04 million, respectively, exceeded the DICJ insurance limit. The

Company has not experienced any losses on these deposits and believes it is not exposed to significant credit risk due to the financial position of the financial institution in which they are held.

Concentrations of credit risk – Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents with financial institutions, the balances of which may exceed federally insured limits. If any of the financial institutions with whom the Company does business were to be placed into receivership, the Company may be unable to access the funds it has on deposit with such institutions. If the Company is unable to access its cash and cash equivalents as needed, the Company’s financial position and ability to operate its business could be adversely affected.
The Company had $0.8 million and $1.0 million in deposits in excess of the Federal Deposit Insurance Corporation (“FDIC”) limits at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, the Company also held $15.4 million and $24.5 million, respectively, in money market funds classified as cash and cash equivalents that were not FDIC insured.
In addition, the Company’s wholly owned Japanese subsidiary, Blue Laser Fusion, GK, maintains cash deposits with a Japanese financial institution. These deposits are insured by the Deposit Insurance Corporation of Japan (“DICJ”) up to a maximum of ¥10 million (approximately $0.06 million) in principal, plus accrued interest, per depositor per financial institution. As of December 31, 2025 and 2024, the Company held approximately ¥16.3 million (approximately $0.1 million) in deposits with a Japanese financial institution, of which approximately ¥6.3 million (approximately $0.04 million) was in excess of DICJ insurance limits.

Property and equipment, net
Property and equipment, net – Property and equipment are stated at cost less accumulated depreciation. The Company calculates depreciation using the straight-line method over the estimated useful lives of the related assets. The Company commences depreciation when the asset is placed into service. Expenditures for maintenance and repair are expensed as incurred.
Software subscriptions are not capitalized as property and equipment because the Company does not obtain ownership of, or the contractual right to take possession of, the underlying software. Such arrangements are accounted for as service contracts in Prepaid expenses and other current assets on the consolidated balance sheet, and the related subscription fees are expensed on a straight-line basis over the subscription term.

Estimated useful lives are as follows:

Category	Term
Laptops and IT equipment	3 years
Software purchase (excluding subscription)	3 years
Lab equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements

Impairment of long-lived assets
Impairment of long-lived assets – The Company reviews its long-lived assets, including property and equipment, net and operating right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable, in accordance with ASC Subtopic 360-10, Property, Plant, and Equipment — Overall. Impairment is assessed in a two-step process. First, recoverability is tested by comparing the carrying amount of the asset (or asset group) to the sum of the estimated undiscounted future cash flows expected to be generated by the asset (or asset group) over its remaining useful life. If the carrying amount of the asset (or asset group) exceeds the sum of its estimated undiscounted future cash flows, the asset (or asset group) is considered not recoverable. Second, if the asset (or asset group) is determined not to be recoverable, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the fair value of the asset (or asset group). Fair value is measured in accordance with ASC Topic 820, Fair Value Measurement, using quoted market prices when available, or, when quoted prices are not available, other valuation techniques such as discounted cash flow analyses based on Level 3 inputs. The adjusted carrying amount of the asset becomes its new cost basis and is depreciated over the asset’s remaining useful life. Restoration of a previously recognized impairment loss is prohibited.
The Company did not recognize any impairment losses on long-lived assets during the years ended December 31, 2025 and 2024.

Revenue Recognition
Revenue Recognition – The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Under ASC 606, the Company applies the following five-step model to determine when and how revenue is recognized:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) the Company satisfies a performance obligation
When an arrangement includes multiple promised goods or services, the Company evaluates whether each promised good or service is distinct. Promised goods or services that are not distinct are combined into a single performance obligation.
The Company derives revenue from the licensing of its proprietary software. In October 2025, the Company entered into a software license agreement (the “2025 Agreement”). Under the 2025 Agreement, the Company granted a limited, non-exclusive, non-transferable license to use its radiation-hydrodynamics simulation software for a six-month term commencing October 1, 2025 and terminating March 31, 2026, in exchange for a fixed, non-refundable monthly fee denominated in Japanese yen. The Company determined that the software license represents functional intellectual property and recognized the transaction price at a point in time upon delivery of the software to the customer. No revenue was recognized under the 2025 Agreement during the three and nine months ended September 30, 2025, as the agreement was not entered into until October 2025. The full transaction price was recognized upon delivery in October 2025. The 2025 Agreement expired in accordance with its terms on March 31, 2026.
On March 19, 2026, the Company entered into a new Software License and Service Agreement (the “2026 Agreement”), pursuant to which the Company granted a limited, non-exclusive, non-transferable license to use its radiation-hydrodynamics simulation software, together with installation, operation, integration and support services, for a twelve-month term commencing April 1, 2026 and terminating March 31, 2027, in exchange for a fixed, non-refundable monthly fee of approximately $10 thousand (¥1.5 million). Total fixed consideration under the 2026 Agreement is approximately $114 thousand (¥18.0 million), payable in equal monthly installments over the term. The 2026 Agreement was entered into upon the expiration of the 2025 Agreement. The Company determined that the software license and the related integration and support services are not distinct within the context of the contract, because the services significantly integrate customer-developed functionality into the licensed software; accordingly, the Company accounts for the arrangement as a single combined performance obligation. Because the customer simultaneously receives and consumes the benefits of the combined software and support services as the Company performs, the performance obligation is satisfied over time, and the Company recognizes the transaction price straight-line over the twelve-month term. The Company recognized $28 thousand and $57 thousand of revenue under the 2026 Agreement during the three and nine months ended September 30, 2026, respectively, representing ratable recognition for the three months ended September 30, 2026 and for the six-month period from commencement on April 1, 2026 through September 30, 2026, respectively.

Revenue Recognition – The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Under ASC 606, the Company applies the following five-step model to determine when and how revenue is recognized:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) the Company satisfies a performance obligation
The Company derives revenue from the licensing of its proprietary software. During the year ended December 31, 2025, the Company entered into a software license agreement (the “Agreement”). Under the Agreement, the Company granted a limited, non-exclusive, non-transferable license to use its radiation-hydrodynamics simulation software for a six-month term commencing October 1, 2025, in exchange for a fixed, non-refundable monthly fee denominated in Japanese yen. The Company determined that the software license represents functional intellectual property and recognized the transaction price at a point in time upon delivery of the software to the customer. Revenue recognized under this arrangement totaled $56,000 for the year ended December 31, 2025. The Company had no revenue for the year ended December 31, 2024.

The Agreement
 represents 100% of the revenue recorded in the consolidated statement of operations and comprehensive loss.

Accounts receivable, net
Accounts receivable, net – Accounts receivable are recorded at the invoiced amount, net of any allowance for credit losses. The Company evaluates the collectability of its accounts receivable based on a combination of factors, including the creditworthiness of its customers, historical collection experience, and current and forecasted economic conditions in accordance with ASC Topic 326, Financial Instruments – Credit Losses. As of December 31, 2025, accounts receivable totaled $56,000 and consisted of amounts due from a single customer under the Agreement described above. The Company considers recoverability, credit worthiness, and other future economic conditions when assessing expected credit losses. As of December 31, 2025 and 2024, no allowance for credit losses was recorded. The Company had no accounts receivable as of December 31, 2024.

Operating expenses		Operating expenses – Operating expenses consist of general and administrative expenses and research and development expenses, as further described below.
General and administrative
General and administrative – General and administrative (“G&A”) expenses consist primarily of personnel-related costs (including salaries, wages, payroll taxes, benefits, and stock-based compensation) for the Company’s executive, finance, human resources, and legal functions; legal and professional fees, including patent-related legal fees, audit and tax fees, and consulting fees; facility-related costs, including rent, utilities, common area maintenance, property taxes, and depreciation of leasehold improvements; insurance, franchise tax, and other general business expenses; and travel and business-related expenses incurred by G&A personnel.

Research and development
Research and development – Research and development (“R&D”) costs are expensed as incurred. R&D expenses consist primarily of personnel-related costs (including salaries, wages, bonuses, benefits, and stock-based compensation) for the Company’s engineering and information technology personnel in the United States and Japan; outside engineering and consulting services; laboratory and prototype materials and equipment, including small lab equipment, gases, and prototype builds; depreciation of laboratory and engineering equipment; software licenses and IT services used in research activities; and travel and conference costs incurred by R&D personnel.

Income taxes
Income taxes – Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the consolidated financial statements and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

Leases
Leases – The Company determines whether a contract is or contains a lease at inception in accordance with ASC Topic 842, Leases. Operating leases are recognized on the consolidated balance sheets as right-of-use (“ROU”) assets and lease liabilities. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Lease liabilities are measured at the present value of lease payments not yet paid, discounted using the Company’s incremental borrowing rate (“IBR”) at the commencement date (or the effective date of a modification, as applicable), as the rate implicit in the Company’s leases is not readily determinable. The IBR is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment. ROU assets are measured at the amount of the lease liability, adjusted for any lease payments made at or before commencement, lease incentives received, and initial direct costs incurred.
Lease terms include the noncancellable period of the lease plus any periods covered by options to extend (or not terminate) the lease that the Company is reasonably certain to exercise. The Company evaluates renewal and termination options at lease commencement and upon occurrence of a triggering event. When the Company exercises a renewal option that was not previously included in the lease term, the lease is remeasured as of the modification date using the IBR in effect at that date. The Company has elected the practical expedient under ASC
842-10-15-37
to not separate
non-lease
components from lease components for all classes of underlying assets, and instead accounts for each lease component and the associated non-lease
components as a single lease component.
The Company has elected the short-term lease recognition exemption for leases with a term of 12 months or less at commencement that do not include a purchase option the Company is reasonably certain to exercise. Short-term lease payments are recognized as expense on a straight-line basis over the lease term.
Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on an index or rate, including the Company’s share of building operating expenses and common area maintenance charges, are expensed as incurred and are not included in the measurement of lease liabilities.

Stock-based compensation
Stock-based compensation – The Company accounts for stock-based compensation under ASC Topic 718 and recognizes stock-based compensation expense for both employee and non-employee awards based on the grant date fair value of the awards. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company recognizes forfeitures as they occur. Stock options granted under the 2022 Stock Incentive Plan (the “2022 Plan”) have a maximum contractual term of ten years.
The Plan also provides for the issuance of restricted stock awards. Shares of restricted stock that are purchased at fair value, as determined by the Board of Directors on the date of purchase, have no compensation element, and accordingly, no stock-based compensation expense is recognized for such awards. See Note 9 for additional information regarding the Company’s stock-based compensation arrangements.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of stock options granted to employees and non-employees as of the date of grant using the Black-Scholes option pricing model. The Company does not have sufficient trading history to use its own historical volatility and therefore estimates the expected stock price volatility based on the historical volatility of a publicly traded group of peer companies. The expected term of the Company’s stock option awards is estimated using the “simplified” method in accordance with ASC Topic 718, as the Company does not have sufficient historical exercise data to provide a reasonable basis for estimating the expected term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, as the Company has not paid and does not anticipate paying cash dividends on its common stock in the foreseeable future.

Foreign currency translation
Foreign Currency and Currency Translation—The functional currency of the Company is the U.S. dollar. The functional currency of the Company’s Japanese subsidiary, Blue Laser Fusion GK, is the Japanese yen. Assets and liabilities of Blue Laser Fusion GK are translated into U.S. dollars using the exchange rate in effect as of the balance sheet date, and revenues and expenses are translated using the weighted-average exchange rate for the reporting period. The resulting translation adjustments are reported as a component of other comprehensive loss and are accumulated as a separate component of stockholders’ equity. Foreign currency transaction gains and losses arising from transactions and balances denominated in currencies other than an entity’s functional currency are recorded within other income (expense) in the condensed consolidated statements of operations and comprehensive loss. Foreign currency transaction gains and losses were not material for the three and nine months ended September 30, 2026 and 2025.
The Company’s operations in Japan are subject to risks inherent in operating under a different legal system and political and economic environment, including changes in tax laws and regulations, possible limitations on foreign investment and the repatriation of earnings, and government-imposed foreign exchange controls or restrictions on currency exchange.

Foreign currency translation – The financial statements of the Company’s international subsidiary with local functional currencies are translated from its local functional currency to U.S. dollars upon consolidation. Assets and liabilities are translated using the exchange rates in effect at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenue and expense accounts are translated using the weighted-average exchange rates during the period. The resulting cumulative translation adjustments are recorded in accumulated other comprehensive loss in the accompanying consolidated statements of stockholders’ deficit. For the years ended December 31, 2025 and 2024, the Company recorded foreign currency translation adjustments of $10,876 and $10,141, respectively, within accumulated other comprehensive loss.

Segments
Segment Reporting -The Company operates and manages its business on a consolidated basis as one operating and reportable segment, the research and development of its laser fusion energy technology, and its Chief Executive Officer, who is the chief operating decision maker (“CODM”), uses consolidated net loss, as reported in the condensed consolidated statements of operations and comprehensive loss, to monitor budgeted versus actual results, evaluate cash runway through forecast models, and allocate resources, with segment assets reported as total assets on the balance sheets. Significant segment expenses regularly provided to the CODM consist of research and development expenses and general and administrative expenses.

Segments - In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (ASC Topic 280): Improvements to Reportable Segment Disclosures.” This amended guidance applies to all public entities and aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, to enable investors to develop more decision-useful financial analyses. This guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU on January 1, 2024.
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the Company’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one reportable segment. The Company’s CODM is the Chief Executive Officer.
The accounting policies of the Company’s single segment are the same as those described in the summary of significant accounting policies. The CODM assesses the financial performance for the Company’s segment based on net loss. The CODM also uses internal budget versus forecasted expense and cash forecast models in making certain decisions. Such models are reviewed to assess the entity-wide/single-segment operating results and performance, including how long cash-on-hand is expected to be sufficient.
The measure of segment assets is reported on the consolidated balance sheet as total assets. The segment measure of loss is reported on the consolidated statement of operations and comprehensive loss as net loss.

Net loss per share
Net loss per share
– Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive securities using the treasury stock method; because the Company reported a net loss in all periods presented, diluted net loss per share equals basic net loss per share.
For periods prior to the Merger, the weighted-average number of shares outstanding has been computed on the basis of the weighted-average number of shares of Private Blue Laser Fusion common stock outstanding multiplied by the Exchange Ratio (see Note 1). The Series
Seed-1
and Series
Seed-2
Convertible Preferred Stock is excluded from the weighted-average shares outstanding for periods prior to the Preferred Conversion on September 4, 2026 and is included in the potentially dilutive securities below on an as-converted
basis. From the Closing Date, the actual number of shares of Common Stock outstanding is used.
The following potentially dilutive securities, presented on a recast basis, were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	As of September 30,
	2026	2025
Convertible preferred stock (as converted at the Exchange Ratio)	—	2,488,103
Warrants	101,619	—
Stock options	1,155,632	638,879
Unvested restricted stock awards	524,828	138,113

Total anti-dilutive shares	1,782,079	3,265,095

Net loss per share – Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding during the reporting period. Diluted net loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as stock options and convertible preferred stock, which would result in the issuance of incremental shares of common stock. The Company uses the if-converted method for its convertible preferred stock and the treasury stock method for its stock options when computing diluted net loss per share.
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as their inclusion would be anti-dilutive, as there were no earnings attributable to common stockholders. Because the Company incurred a net loss for each of the years presented, all potential common shares were anti-dilutive.

Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Years Ended December 31,
	2025	2024
Preferred stock	2,488,103	2,488,103
Stock options	718,094	680,304

Total anti-dilutive shares	3,206,197	3,168,407

Recently issued accounting pronouncements not yet adopted
Recently issued
accounting
pronouncements not yet adopted
– In November 2024, the FASB issued ASU
No. 2024-03
(“ASU
2024-03”),
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40)
. This ASU requires public business entities to disclose disaggregated information about certain income statement expense captions in a tabular format in the notes to the unaudited condensed consolidated financial statements, including categories such as employee compensation, depreciation, and intangible asset amortization. In January 2025, the FASB issued ASU
No. 2025-01,
which amended the effective date of ASU
2024-03.
ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2024-03
on its unaudited condensed consolidated financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-03
(“ASU
2025-03”),
Business Combinations (Topic 805) and Consolidation (Topic 810)
. This ASU requires an entity to consider the factors in ASC
805-10-55-12
through
55-15
in determining the accounting acquirer in a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business, rather than defaulting to the primary beneficiary of that entity. ASU
2025-03
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, and is applied prospectively to acquisition transactions occurring on or after the date of adoption. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2025-03
on its unaudited condensed consolidated financial statements and related disclosures.

Recently issued accounting pronouncements not yet adopted – In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires public business entities to disclose disaggregated information about certain income statement expense captions in a tabular format in the notes to the financial statements, including categories such as employee compensation, depreciation, and intangible asset amortization. In January 2025, the FASB issued ASU No. 2025-01, which amended the effective date of ASU 2024-03. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 on its consolidated financial statements and related disclosures.

New accounting pronouncements effective in the current period
New accounting pronouncements effective in the current period – In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvement to Income Tax Disclosures. The ASU enhances the transparency and decision usefulness of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. The Company adopted ASU 2023-09 prospectively for the annual reporting period ending December 31, 2025. The adoption of ASU 2023-09 resulted in enhanced disclosures within Note 7 but did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

Deferred transaction costs
Deferred transaction costs - Legal, accounting and other direct costs incurred in connection with the Merger and the Offering were capitalized as deferred transaction costs within prepaid expenses and other current assets until the Closing. The balance of deferred transaction costs was $0.7 million as of June 30, 2026. Upon the closing of the Offering in September 2026, that balance was reclassified to additional paid-in capital as a reduction of the proceeds of the Offering (see Note 3). As a result, no deferred transaction costs remained capitalized as of September 30, 2026, and none had been capitalized as of December 31, 2025.

Emerging Growth Company